Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Penumbra, Inc.
Entity Central Index Key	0001321732
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37557
Entity Tax Identification Number	05-0605598
Entity Address, Address Line One	One Penumbra Place
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94502
City Area Code	510
Local Phone Number	748-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par value $0.001 per share
Trading Symbol	PEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false